Condensed Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital - USD ($) $ in Thousands		Total	Common Units [Member]	Subordinated Units [Member]	General Partner Unit [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2013		$ 281,927	$ 168,773	$ 107,857	$ 5,297
Net income		8,921	4,362	4,382	177
Other comprehensive income		0	0	0	0	$ 0
Cash distributions	[1]	(15,232)	(7,454)	(7,474)	(304)
Proceeds from public offering		129,066	126,397		2,669
Offering cost (Note 13)		(315)	(310)		(5)
Ending Balance at Jun. 30, 2014		404,367	291,768	104,765	7,834
Beginning Balance at Dec. 31, 2014		419,365	307,544	103,680	8,141
Net income		14,073	8,065	5,745	263
Other comprehensive income		0	0	0	0	$ 0
Cash distributions	[1]	(23,514)	(13,808)	(9,250)	(456)
Proceeds from public offering		116,924	114,500		2,424
Offering cost (Note 13)		(321)	(314)		(7)
Ending Balance at Jun. 30, 2015		$ 526,527	$ 415,987	$ 100,175	$ 10,365

[1]	This includes cash distributions to holders of the incentive distribution rights ("IDRs") for the six months ended June 30, 2015 and 2014.